Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 10—Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Salary payables	1,302,123	1,931,636	276,889
Other payables	91,599	22,670	3,250
Accrued expenses	35,048	326,040	46,736
Total other payables and accrued liabilities	1,428,770	2,280,346	326,875